INVESTMENTS, DEBT AND DERIVATIVES - Reconciliation of cash flows from financing activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		$ 9,671	$ 9,671
Cash flows
Proceeds from borrowings, net of fees paid	[1]	2,090	4,621	[2]	$ 2,610	[2]
Repayment of debt		(2,466)	(4,351)	[2]	(2,891)	[2]
Interest paid		(619)	(640)
Repayment of debt relating to Algeria discontinued operations			(25)
Interest Paid Relating to Algeria Discontinued Operations			(4)
Non-cash movements
Interest and fee accruals		657	702
Lease additions, disposals, impairment and modifications		1,224	432
Reclassification as held for sale			122
Foreign currency translation		(76)	(684)
Other non-cash movements		(26)	(51)
Liabilities arising from financing activities at end of period		10,333	9,671		9,671
Bank loans and bonds
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		7,758	7,588
Cash flows
Proceeds from borrowings, net of fees paid		2,090	4,621
Repayment of debt		(2,129)	(4,054)
Interest paid		(472)	(494)
Repayment of debt relating to Algeria discontinued operations			0
Interest Paid Relating to Algeria Discontinued Operations			0
Non-cash movements
Interest and fee accruals		513	546
Lease additions, disposals, impairment and modifications		0	0
Reclassification as held for sale			0
Foreign currency translation		(68)	(398)
Other non-cash movements		(26)	(51)
Liabilities arising from financing activities at end of period		7,666	7,758		7,588
Lease liabilities
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		1,913	2,083
Cash flows
Proceeds from borrowings, net of fees paid		0	0
Repayment of debt		(337)	(297)
Interest paid		(147)	(146)
Repayment of debt relating to Algeria discontinued operations			(25)
Interest Paid Relating to Algeria Discontinued Operations			(4)
Non-cash movements
Interest and fee accruals		144	156
Lease additions, disposals, impairment and modifications		1,224	432
Reclassification as held for sale			122
Foreign currency translation		(8)	(286)
Other non-cash movements		0	0
Liabilities arising from financing activities at end of period		$ 2,667	$ 1,913		$ 2,083

[1]	Fees paid for borrowings were US$32 (2020: US$29, 2019: US$23)
[2]	* Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see note 10)